PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund, which covers the 12-month reporting period from May 1, 1997 through April 30, 1998. The report begins with a discussion by the funds' portfolio managers, followed by a complete list of each fund's holdings and the financial statements.

The following highlights summarize fund performance over the 12-month reporting period:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
This fund's portfolio of U.S. government bonds produced a total return of 10.37%.* Contributing to the total return were an income stream totaling $0.58 per share and a $0.43 increase in the fund's net asset value. At the end of the reporting period, more than 66% of the holdings consisted of U.S. Treasury securities, with another 28% invested in U.S. government agency securities. Fund net assets totaled $70.9 million at the end of the reporting period.

INDEPENDENCE ONE FIXED INCOME FUND
This fund provides a diversified approach to bond investing through a portfolio that, at the end of the reporting period, consisted of U.S. Treasury securities (51.6% of portfolio), U.S. government agency bonds, (18.6% of portfolio) and corporate bonds (26% of portfolio). This diversified bond portfolio produced a total return of 8.56%.* Contributing to the total return were an income stream totaling $0.59 per share and a net asset value increase of $0.23. At the end of the reporting period, fund net assets reached $80.3 million.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.+ The fund's portfolio produced a tax-free income stream totaling $0.42 per share, while net asset value increased by $0.31. Through income and share price increase, the fund achieved a total return of 7.38%.* At the end of the reporting period, fund net assets totaled $21 million.

Thank you for selecting one or more of these Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

LOGO
Edward C. Gonzales
President
June 15, 1998

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+Income may be subject to the alternative minimum tax.



MANAGEMENT DISCUSSION & ANALYSIS
-------------------------------------------------------------------------------

    Overall, the funds' fiscal year was a positive environment for the bond Q market. What were the significant influences?

A The United States' economy continues to grow robustly with few signs of inflation pressures. Real gross domestic product grew 3.7% during 1997, and 4.8% in the first quarter of 1998. The unemployment rate fell to a 28-year low of 4.3%. Consumer prices and producer prices rose 1.7% and 0.40% respectively, in 1997. The Federal Reserve Board has left short-term interest rates unchanged since it raised the Federal Funds target rate to 5.5% in March 1997, but longer maturity interest rates have fallen significantly during the period. For example, after trading as high as 7.17% in April of last year, the 30-year Treasury bellwether bond fell to an all time low yield of 5.70% in January of this year.


Q How did the Independence One Bond Funds perform during the 12-month reporting period ended April 30, 1998?

A The Independence One U.S. Government Securities Fund had a total return of 10.37% for the 12-month period ended April 30, 1998.* The Independence One
Fixed Income Fund earned a total return of 8.56% for the reporting period, and the Independence One Michigan Municipal Bond Fund earned a total return of 7.38% for the reporting period.*


Q As we reach mid-year, inflation remains negligible and the U.S. economy remains strong, while the degree of Asia's impact on the U.S. financial markets seems uncertain. Could these factors add up to a favorable 1998 for bonds?


A Yes. Many investors have under-weighted the bond positions in their portfolio because of the strong equity market performance during the past three years. In addition, others have taken a wait-and-see approach as they try to determine whether the recent improvements in the federal deficit and inflation are sustainable longer term. A continuation of favorable economic trends should attract more bond investors, especially if the stock markets show signs of correction. Long-term interest rates have room to fall further in the year ahead.


* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so than an investors' shares, when redeemed may be worth more or less than their original cost.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Independence One U.S. Government Securities Fund (the "Fund") from January 11, 1993 (start of performance) to April 30, 1998, compared to the Lehman Brothers Government Bond Index.+

[GRAPHIC REPRESENTATION "A" OMITTED. SEE APPENDIX.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers Government Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE FIXED INCOME FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Independence One Fixed Income Fund (the "Fund") from October 23, 1995 (start of performance) to April 30, 1998, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index.+

[GRAPHIC REPRESENTATION "B" OMITTED. SEE APPENDIX.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers Intermediate Government/Corporate Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Independence One Michigan Municipal Bond Fund (the "Fund") from November 20, 1995 (start of performance) to April 30, 1998, compared to the Lehman Brothers 7-Year General Obligations Bond Index.+

[GRAPHIC REPRESENTATION "C" OMITTED. SEE APPENDIX.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers 7-Year General Obligations Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers 7-Year General Obligations Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   -----------
 GOVERNMENT AGENCIES--28.2%
 ------------------------------------------------------------
             FEDERAL HOME LOAN BANK--6.2%
             ------------------------------------------------
 $ 4,000,000 7.20%, Bond, 6/14/2011                             $ 4,407,480
             ------------------------------------------------   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--4.4%
             ------------------------------------------------
   3,000,000 6.55%, Bond, 10/2/2002                               3,086,280
             ------------------------------------------------   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.6%
             ------------------------------------------------
   2,500,000 5.82%, Bond, 2/12/2003                               2,475,200
             ------------------------------------------------
   1,000,000 6.70%, Bond, 8/10/2001                               1,009,660
             ------------------------------------------------
   3,000,000 6.80%, Bond, 1/10/2003                               3,116,670
             ------------------------------------------------
   1,500,000 7.12%, Bond, 4/19/2002                               1,520,970
             ------------------------------------------------
   4,000,000 7.65%, Bond, 3/10/2005                               4,374,520
             ------------------------------------------------   -----------
             Total                                               12,497,020
             ------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
              $19,277,166)                                       19,990,780
             ------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--66.1%
 ------------------------------------------------------------
             U.S. TREASURY BONDS--26.1%
             ------------------------------------------------
   8,000,000 6.50%, 11/15/2026                                    8,523,600
             ------------------------------------------------
   5,500,000 7.125%, 2/15/2023                                    6,263,785
             ------------------------------------------------
   3,000,000 8.125%, 8/15/2019                                    3,743,610
             ------------------------------------------------   -----------
             Total                                               18,530,995
             ------------------------------------------------   -----------
             U.S. TREASURY NOTES--40.0%
             ------------------------------------------------
   8,000,000 6.125%, 5/15/1998                                    8,004,640
             ------------------------------------------------
  10,000,000 6.375%, 3/31/2001                                   10,192,800
             ------------------------------------------------
  10,000,000 7.00%, 4/15/1999                                    10,141,600
             ------------------------------------------------   -----------
             Total                                               28,339,040
             ------------------------------------------------   -----------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
              $44,655,073)                                       46,870,035
             ------------------------------------------------   -----------


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--4.7%
 -------------------------------------------------------------
 $3,316,000 First Chicago Capital Markets, Inc., 5.52%, dated
            4/30/1998, due 5/1/1998 (AT AMORTIZED COST)          $ 3,316,000
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $67,248,239)(B)   $70,176,815
            --------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $67,248,239. The net unrealized appreciation of investments on a federal tax basis amounts to $2,928,576 which is comprised of $2,952,712 appreciation and $24,136 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($70,866,783) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$67,248,239)                          $70,176,815
-------------------------------------
Cash                                           52
-------------------------------------
Income receivable                         963,795
-------------------------------------
Receivable for shares sold                 14,200
------------------------------------- -----------
  Total assets                         71,154,862
-------------------------------------
LIABILITIES:
---------------------------
Payable for shares redeemed  $    468
---------------------------
Income distribution payable   278,641
---------------------------
Accrued expenses                8,970
---------------------------  --------
  Total liabilities                       288,079
------------------------------------- -----------
Net Assets for 6,807,039 shares
outstanding                           $70,866,783
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $68,425,283
-------------------------------------
Net unrealized appreciation of
investments                             2,928,576
-------------------------------------
Accumulated net realized loss on
investments                              (487,076)
------------------------------------- -----------
  Total Net Assets                    $70,866,783
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$70,866,783 / 6,807,039 shares
outstanding                                $10.41
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $4,552,418
-------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 507,916
--------------------------------------------------------
Administrative personnel and services fee                    77,385
--------------------------------------------------------
Custodian fees                                               23,398
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     35,996
--------------------------------------------------------
Directors'/Trustees' fees                                     4,234
--------------------------------------------------------
Auditing fees                                                12,061
--------------------------------------------------------
Legal fees                                                    5,285
--------------------------------------------------------
Portfolio accounting fees                                    51,102
--------------------------------------------------------
Share registration costs                                     17,336
--------------------------------------------------------
Printing and postage                                         13,451
--------------------------------------------------------
Insurance premiums                                            3,338
--------------------------------------------------------
Miscellaneous                                                15,256
--------------------------------------------------------  ---------
  Total expenses                                            766,758
--------------------------------------------------------
Waivers--
--------------------------------------------------------
  Waiver of investment advisory fee                        (326,518)
--------------------------------------------------------  ---------
    Net expenses                                                        440,240
-------------------------------------------------------------------  ----------
      Net investment income                                           4,112,178
-------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------
Net realized gain on investments                                        567,403
-------------------------------------------------------------------
Net change in unrealized appreciation of investments                  2,548,205
-------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                     3,115,608
-------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                   $7,227,786
-------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED     YEAR ENDED
                                                  APRIL 30, 1998 APRIL 30, 1997
                                                  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                              $  4,112,178   $  4,232,243
------------------------------------------------
Net realized gain (loss) on investments ($567,403 net gain and $1,054,816 net loss, respectively, as computed for federal tax
purposes)                                               567,403     (1,052,708)
------------------------------------------------
Net change in unrealized appreciation                 2,548,205      1,178,565
------------------------------------------------   ------------   ------------
  Change in net assets resulting from operations      7,227,786      4,358,100
------------------------------------------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income             (4,112,178)    (4,232,243)
------------------------------------------------
Distributions from net realized gains                        --        (63,376)
------------------------------------------------   ------------   ------------
  Change in net assets resulting from
   distributions to shareholders                     (4,112,178)    (4,295,619)
------------------------------------------------   ------------   ------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                         10,388,208     18,183,268
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                    404,801        428,510
------------------------------------------------
Cost of shares redeemed                             (14,925,104)   (19,082,325)
------------------------------------------------   ------------   ------------
  Change in net assets resulting from share
transactions                                         (4,132,095)      (470,547)
------------------------------------------------   ------------   ------------
    Change in net assets                             (1,016,487)      (408,066)
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  71,883,270     72,291,336
------------------------------------------------   ------------   ------------
End of period                                      $ 70,866,783   $ 71,883,270
------------------------------------------------   ------------   ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      YEAR ENDED APRIL 30,
                         ----------------------------------------------------
                          1998     1997     1996     1995     1994    1993(A)
-----------------------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD       $ 9.98   $ 9.98   $ 9.79   $ 9.84   $10.31   $10.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income      0.58     0.59     0.59     0.60     0.55     0.33
-----------------------
 Net realized and
 unrealized gain (loss)
 on investments             0.43     0.01     0.19    (0.05)   (0.47)    0.31
-----------------------  -------  -------  -------  -------  -------  -------
 Total from investment
 operations                 1.01     0.60     0.78     0.55     0.08     0.64
-----------------------  -------  -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.58)   (0.59)   (0.59)   (0.60)   (0.55)   (0.33)
-----------------------
 Distributions from net
 realized gain on
 investments                  --    (0.01)      --       --       --       --
-----------------------  -------  -------  -------  -------  -------  -------
 Total distributions       (0.58)   (0.60)   (0.59)   (0.60)   (0.55)   (0.33)
-----------------------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
PERIOD                    $10.41   $ 9.98   $ 9.98   $ 9.79   $ 9.84   $10.31
-----------------------  -------  -------  -------  -------  -------  -------
TOTAL RETURN (B)           10.37%    6.15%    7.97%    5.90%    0.66%    4.61%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                   0.61%    0.57%    0.40%    0.35%    0.31%    0.17%*
-----------------------
 Net investment income      5.67%    5.82%    5.85%    6.23%    5.32%    5.59%*
-----------------------
 Expense waiver (c)         0.45%    0.45%    0.66%    0.70%    0.70%    0.83%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $70,867  $71,883  $72,291  $62,514  $72,866  $87,704
-----------------------
 Portfolio turnover           28%      73%     104%      75%      20%       0%
-----------------------

  * Computed on an annualized basis.
(a) Reflects operations for the period from January 11, 1993 (date of initial public investment) to April 30, 1993.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--26.0%
 ---------------------------------------------------------------
            AUTOMOTIVE--1.2%
            ----------------------------------------------------
 $1,000,000 Ford Motor Credit Corp., Note, 6.125%, 1/9/2006        $   987,220
            ----------------------------------------------------   -----------
            BANKING--5.2%
            ----------------------------------------------------
  1,000,000 Banc One Corp., Sub. Note, 8.740%, 9/15/2003             1,115,240
            ----------------------------------------------------
  1,000,000 Citicorp, Sr. Note, 5.625%, 2/15/2001                      990,880
            ----------------------------------------------------
  1,000,000 First Chicago NBD Corp., Sub. Note, 8.100%, 3/1/2002     1,064,540
            ----------------------------------------------------
  1,000,000 NationsBank Corp., Sr. Note, 7.000%, 9/15/2001           1,028,150
            ----------------------------------------------------   -----------
            Total                                                    4,198,810
            ----------------------------------------------------   -----------
            COMMERCIAL--2.5%
            ----------------------------------------------------
  1,000,000 Associates Corp. of North America, Sr. Note, 6.260%,
            2/15/2006                                                  994,230
            ----------------------------------------------------
  1,000,000 General Electric Financial Services, Inc., Deb.,
            5.500%, 11/1/2001                                          985,860
            ----------------------------------------------------   -----------
            Total                                                    1,980,090
            ----------------------------------------------------   -----------
            ENTERTAINMENT--1.3%
            ----------------------------------------------------
  1,000,000 Disney (Walt) Co., Bond, Series B, 6.750%, 3/30/2006     1,037,840
            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--2.6%
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006       1,041,070
            ----------------------------------------------------
  1,000,000 Morgan Stanley, Dean Witter & Co., Note, 7.750%,
            6/1/2001                                                 1,047,340
            ----------------------------------------------------   -----------
            Total                                                  2,088,410
            ----------------------------------------------------   -----------
            FOOD & BEVERAGE--1.3%
            ----------------------------------------------------
  1,000,000 Sara Lee Corp., Note, 6.300%, 11/7/2005                  1,012,840
            ----------------------------------------------------   -----------
            INDUSTRIAL SERVICES--1.5%
            ----------------------------------------------------
  1,000,000 General Mills, Inc., Note, 8.900%, 6/15/2006             1,170,830
            ----------------------------------------------------   -----------
            OFFICE EQUIPMENT--1.3%
            ----------------------------------------------------
  1,000,000 Xerox Corp., Deb., 9.750%, 3/15/2000                     1,066,150
            ----------------------------------------------------   -----------
            PHARMACEUTICALS--1.4%
            ----------------------------------------------------
  1,000,000 Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006     1,150,800
            ----------------------------------------------------   -----------


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
            RETAIL--5.1%
            ----------------------------------------------------
 $1,000,000 Gap (The), Inc., Note, 6.900%, 9/15/2007               $ 1,041,070
            ----------------------------------------------------
  1,000,000 May Department Stores Co., Deb., 9.875%, 6/15/2000       1,074,440
            ----------------------------------------------------
  1,000,000 Penney (J.C.) Co., Inc., Sr. Note, Series A, 6.375%,
            9/15/2000                                                1,006,500
            ----------------------------------------------------
  1,000,000 Wal-Mart Stores, Inc., Unsecured Note, 6.125%,
            10/1/1999                                                1,005,190
            ----------------------------------------------------   -----------
            Total                                                    4,127,200
            ----------------------------------------------------   -----------
            TELECOMMUNICATIONS--2.6%
            ----------------------------------------------------
  1,000,000 AT&T Corp., Note, 7.500%, 6/1/2006                       1,077,720
            ----------------------------------------------------
  1,000,000 U.S. West Communications, Inc., Note, 6.625%,
            9/15/2005                                                1,015,740
            ----------------------------------------------------   -----------
            Total                                                    2,093,460
            ----------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $20,572,875)     20,913,650
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--18.6%
 ---------------------------------------------------------------
            FEDERAL HOME LOAN BANK--10.1%
            ----------------------------------------------------
  4,000,000 6.028%, Bond, 5/7/2003                                   3,991,240
            ----------------------------------------------------
    650,000 7.570%, Bond, 8/19/2004                                    705,361
            ----------------------------------------------------
    500,000 6.340%, Bond, 10/19/2005                                   510,900
            ----------------------------------------------------
  2,000,000 5.530%, Bond, 1/15/2003                                  1,974,820
            ----------------------------------------------------
    880,000 7.460%, Bond, 9/9/2004                                     950,321
            ----------------------------------------------------   -----------
            Total                                                    8,132,642
            ----------------------------------------------------   -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
            ----------------------------------------------------
    700,000 7.900%, Bond, 1/27/2000                                    725,662
            ----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.6%
            ----------------------------------------------------
    490,000 6.160%, Bond, 4/3/2001                                     494,895
            ----------------------------------------------------
  1,500,000 5.820%, Bond, 2/12/2003                                  1,485,120
            ----------------------------------------------------
  1,000,000 7.490%, Bond, 3/2/2005                                   1,084,570
            ----------------------------------------------------
  1,000,000 5.370%, Medium Term Note, 2/7/2001                         990,130
            ----------------------------------------------------


INDEPENDENCE ONE FIXED INCOME FUND
-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                            VALUE
 ---------- --------------------------------------------------   -----------
 GOVERNMENT AGENCIES--CONTINUED
            --------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
            --------------------------------------------------
 $2,000,000 6.690%, Bond, 8/7/2001                               $ 2,052,740
            --------------------------------------------------   -----------
            Total                                                  6,107,455
            --------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $14,768,379)                                         14,965,759
            --------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--51.6%
 -------------------------------------------------------------
            U.S. TREASURY BOND--3.0%
            --------------------------------------------------
  2,000,000 10.750%, 5/15/2003                                     2,437,660
            --------------------------------------------------   -----------
            U.S. TREASURY NOTES--48.6%
            --------------------------------------------------
  4,500,000 5.125%, 12/31/1998                                     4,490,865
            --------------------------------------------------
  8,250,000 6.125%, 7/31/2000                                      8,341,080
            --------------------------------------------------
  4,750,000 6.250%, 2/15/2007                                      4,906,038
            --------------------------------------------------
  9,000,000 6.375%, 8/15/2002                                      9,236,520
            --------------------------------------------------
  6,800,000 6.750%, 6/30/1999                                      6,895,811
            --------------------------------------------------
  5,000,000 7.500%, 10/31/1999                                     5,139,800
            --------------------------------------------------   -----------
            Total                                                 39,010,114
            --------------------------------------------------   -----------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
             $41,510,004)                                         41,447,774
            --------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--5.4%
 -------------------------------------------------------------
  4,365,000 First Chicago Capital Markets, Inc., 5.520%, dated 4/30/1998, due
            5/1/1998 (AT AMORTIZED COST) 4,365,000
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $81,216,258)(B)   $81,692,183
            --------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $81,216,258. The net unrealized appreciation of investments on a federal tax basis amounts to $475,925 which is comprised of $1,097,838 appreciation and $621,913 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($80,342,224) at April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
(identified and tax cost $81,216,258)            $81,692,183
------------------------------------------------
Cash                                                     933
------------------------------------------------
Income receivable                                  1,090,330
------------------------------------------------
Receivable for investments sold                    1,065,002
------------------------------------------------
Receivable for shares sold                           575,595
------------------------------------------------
Deferred organizational costs                         13,204
------------------------------------------------
Other assets                                           7,088
------------------------------------------------ -----------
  Total assets                                    84,444,335
------------------------------------------------
LIABILITIES:
-----------------------------------
Payable for investments purchased   $  3,970,000
-----------------------------------
Payable for shares redeemed               70,286
-----------------------------------
Income distribution payable               47,629
-----------------------------------
Accrued expenses                          14,196
----------------------------------- ------------
  Total liabilities                                4,102,111
------------------------------------------------ -----------
Net Assets for 8,008,395 shares outstanding      $80,342,224
------------------------------------------------ -----------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $80,085,396
------------------------------------------------
Net unrealized appreciation of investments           475,925
------------------------------------------------
Accumulated net realized loss on investments        (219,097)
------------------------------------------------ -----------
  Total Net Assets                               $80,342,224
------------------------------------------------ -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$80,342,224 / 8,008,395 shares outstanding            $10.03
------------------------------------------------ -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------
Interest                         $4,966,452
-------------------------------
EXPENSES:
---------------------
Investment advisory
fee                   $ 574,565
---------------------
Administrative
personnel and
services fee             81,673
---------------------
Custodian fees           20,569
---------------------
Transfer and dividend
disbursing agent fees
and expenses             31,158
---------------------
Directors'/Trustees'
fees                      3,500
---------------------
Auditing fees            13,500
---------------------
Legal fees                5,600
---------------------
Portfolio accounting
fees                     45,822
---------------------
Share registration
costs                    14,222
---------------------
Printing and postage     12,559
---------------------
Insurance premiums        3,000
---------------------
Miscellaneous             6,100
--------------------- ---------
  Total expenses        812,268
---------------------
Waivers--
-------------
  Waiver of
   investment
   advisory fee        (383,043)
--------------------- ---------
    Net expenses                    429,225
-------------------------------  ----------
      Net investment income       4,537,227
-------------------------------  ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
-------------------------------
Net realized loss on
investments                         (16,975)
-------------------------------
Net change in unrealized
appreciation of investments       1,766,893
-------------------------------  ----------
  Net realized and unrealized
  gain on investments             1,749,918
-------------------------------  ----------
    Change in net assets
    resulting from operations    $6,287,145
-------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED     YEAR ENDED
                                                  APRIL 30, 1998 APRIL 30, 1997
                                                  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                              $  4,537,227   $  3,892,231
------------------------------------------------
Net realized gain (loss) on investments ($102,986 net loss and $72,088 net loss, respectively, as computed for federal tax
purposes)                                               (16,975)      (202,277)
------------------------------------------------
Net change in unrealized
appreciation/depreciation                             1,766,893         64,749
------------------------------------------------   ------------   ------------
  Change in net assets resulting from operations      6,287,145      3,754,703
------------------------------------------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income             (4,537,227)    (3,892,231)
------------------------------------------------
Distributions from net realized gains                        --        (11,017)
------------------------------------------------   ------------   ------------
  Change in net assets resulting from
   distributions to shareholders                     (4,537,227)    (3,903,248)
------------------------------------------------   ------------   ------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                         19,644,568     18,128,850
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                  3,881,214      3,100,848
------------------------------------------------
Cost of shares redeemed                             (15,817,021)   (12,454,102)
------------------------------------------------   ------------   ------------
  Change in net assets resulting from share
transactions                                          7,708,761      8,775,596
------------------------------------------------   ------------   ------------
    Change in net assets                              9,458,679      8,627,051
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                  70,883,545     62,256,494
------------------------------------------------   ------------   ------------
End of period                                      $ 80,342,224   $ 70,883,545
------------------------------------------------   ------------   ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR ENDED APRIL 30,
                                             ---------------------------
                                              1998     1997      1996(A)
-------------------------------------------  -------  -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.80   $ 9.82     $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
 Net investment income                          0.59     0.57       0.30
-------------------------------------------
 Net realized and unrealized gain (loss) on
investments                                     0.23    (0.02)     (0.18)
-------------------------------------------  -------  -------    -------
 Total from investment operations               0.82     0.55       0.12
-------------------------------------------  -------  -------    -------
LESS DISTRIBUTIONS
-------------------------------------------
 Distributions from net investment income      (0.59)   (0.57)     (0.30)
-------------------------------------------
 Distributions from net realized gain on
investments                                       --     0.00(b)      --
-------------------------------------------  -------  -------    -------
 Total distributions                           (0.59)   (0.57)     (0.30)
-------------------------------------------  -------  -------    -------
NET ASSET VALUE, END OF PERIOD                $10.03   $ 9.80     $ 9.82
-------------------------------------------  -------  -------    -------
TOTAL RETURN (C)                                8.56%    5.79%      1.15%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
 Expenses                                       0.56%    0.55%      0.54%*
-------------------------------------------
 Net investment income                          5.92%    5.83%      5.73%*
-------------------------------------------
 Expense waiver/reimbursement (d)               0.50%    0.50%      0.61%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
 Net assets, end of period (000 omitted)     $80,342  $70,884    $62,256
-------------------------------------------
 Portfolio turnover                               21%      23%         4%
-------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(b) Distribution from net realized gain on investments was less than one cent per share.

(c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--94.9%
 --------------------------------------------------------
            MICHIGAN--94.9%
            ---------------------------------------------
 $  825,000 Allegan, MI Public School District, GO UT
            Bonds, 5.55%, Michigan State GTD (Q-SBLF),
            (AMBAC INS)/(Original Issue Yield: 5.60%),
            5/1/2010                                        AAA/Aaa $   883,814
            ---------------------------------------------
    100,000 Auburn Hills, MI Local Development Financial
            Authority, Tax Increment Revenue Bonds
            (Series A), 7.00% (Dai-Ichi Kangyo Bank Ltd.,
            Tokyo LOC), 11/1/2000                            NR/A1      102,383
            ---------------------------------------------
    400,000 Beaverton, MI Rural Schools, GO UT Bonds, 4.70%, Michigan State GTD
            (Q-SBLF), (FGIC
            INS)/(Original Issue Yield: 4.75%), 5/1/2008    AAA/Aaa     398,612
            ---------------------------------------------
    485,000 Central Michigan University, Revenue Bonds,
            5.30% (FGIC LOC)/(Original Issue Yield:
            5.40%), 10/1/2011                               AAA/Aaa     496,247
            ---------------------------------------------
    150,000 Clare County, MI, GO UT Refunding Bonds,
            5.00% (Sewage Disposal System No. 3)/(AMBAC
            INS)/(Original Issue Yield: 5.10%), 11/1/2003   AAA/Aaa     153,995
            ---------------------------------------------
    480,000 Detroit, MI City School District, GO UT Bonds (Series A), 6.50%,
            Michigan State GTD (Q- SBLF), (AMBAC INS)/(Original Issue Yield:
            5.40%), 5/1/2008                                AAA/Aaa     546,883
            ---------------------------------------------
    500,000 East Detroit Michigan School District, GO UT Refunding Bonds, 6.50%,
            Michigan State GTD (Q-SBLF), (FGIC INS)/(Original Issue Yield:
            5.45%), 5/1/2006                                AAA/Aaa     561,225
            ---------------------------------------------
    175,000 Grand Haven, MI Area Public Schools, GO UT Refunding Bonds, 5.50%
            (MBIA INS)/(Original
            Issue Yield: 5.55%), 5/1/2005                   AAA/Aaa     184,767
            ---------------------------------------------
    100,000 Grand Rapid & Kent County, MI Joint Building
            Authority, Revenue Bonds, 6.40%, 10/1/1998      AAA/Aa3     101,091
            ---------------------------------------------
    680,000 Grand Rapids, MI Community College, GO UT Bonds, 5.30% (MBIA
            INS)/(Original Issue
            Yield: 5.35%), 5/1/2009                         AAA/Aaa     707,853
            ---------------------------------------------
    400,000 Greater Detroit Resource Recovery Authority,
            MI, Refunding Revenue Bonds (Series A), 4.30%
            (AMBAC INS)/(Original Issue Yield: 4.35%),
            12/13/1998                                      AAA/Aaa     401,272
            ---------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            MICHIGAN--CONTINUED
            ---------------------------------------------
 $  500,000 Greater Detroit Resource Recovery Authority,
            MI, Refunding Revenue Bonds (Series A), 5.00%
            (AMBAC INS)/(Original Issue Yield: 4.75%),
            12/13/2000                                      AAA/Aaa $   510,550
            ---------------------------------------------
    550,000 Holland, MI Area Community Swimming Pool
            Authority, GO UT Bonds, 5.125% (FGIC
            INS)/(Original Issue Yield: 5.40%), 5/1/2010    AAA/Aaa     558,509
            ---------------------------------------------
  1,000,000 Kenowa Hills Michigan Public Schools, GO UT
            Bonds, 5.60% (MBIA INS), 5/1/2009               AAA/Aaa   1,056,720
            ---------------------------------------------
    500,000 Kent County, MI, GO, 4.50% (Original Issue
            Yield: 5.00%), 11/1/2011                        AAA/Aa2     482,330
            ---------------------------------------------
    600,000 Lakewood, Mi Public Schools, GO UT Bonds, 5.30% (MBIA INS)/(Original
            Issue Yield:
            5.45%), 5/1/2009                                AAA/Aaa     620,544
            ---------------------------------------------
    100,000 Lapeer, MI, GO LT Refunding Bonds, 6.10%
            (AMBAC INS)/(Original Issue Yield: 6.25%),
            10/1/1999                                       AAA/Aaa     102,923
            ---------------------------------------------
  1,055,000 Lincoln Park, Mi School District, GO UT
            Bonds, 5.70% (FGIC INS), 5/1/2008               AAA/Aaa   1,129,778
            ---------------------------------------------
    600,000 Marquette, MI Hospital Finance Authority,
            Refunding Revenue Bonds (Series D), 4.95%
            (Marquette General Hospital, MI)/(FSA INS),
            4/1/2002                                        AAA/Aaa     612,390
            ---------------------------------------------
  1,000,000 Michigan Municipal Bond Authority, Revenue
            Bonds (Series B), 5.35% (Original Issue
            Yield: 5.45%), 10/1/2007                        AA+/Aa1   1,045,100
            ---------------------------------------------
    400,000 Michigan Municipal Bond Authority, Revenue
            Bonds, 4.60% (AMBAC INS), 11/1/2003             AAA/Aaa     403,676
            ---------------------------------------------
    500,000 Michigan Municipal Bond Authority, Revenue
            Bonds, 5.25% (Local Government Loan
            Program)/(AMBAC INS), 5/1/2006                  AAA/Aaa     519,855
            ---------------------------------------------
    100,000 Michigan State Building Authority, Revenue
            Bonds (Series I), 5.50% (Original Issue
            Yield: 5.60%), 10/1/2004                         AA/A1      105,632
            ---------------------------------------------
    150,000 Michigan State Building Authority, Revenue
            Bonds, 6.20% (Grand Rapids Center)/(BIG INS),
            3/1/2001                                        AAA/Aaa     157,667
            ---------------------------------------------
    460,000 Michigan State Hospital Finance Authority,
            Refunding Revenue Bonds, 5.60% (Oakwood
            Hospital Obligated Group)/(FGIC
            INS)/(Original Issue Yield: 5.70%), 5/1/1999    AAA/Aaa     467,967
            ---------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            MICHIGAN--CONTINUED
            ---------------------------------------------
 $  100,000 Michigan State Housing Development Authority,
            Refunding Revenue Bonds (Series A), 6.40%
            (FHA/VA mtgs GTD), 6/1/2000                     AA+/NR  $   103,370
            ---------------------------------------------
    500,000 Michigan State Housing Development Authority,
            Refunding Revenue, 4.85% (AMBAC INS),
            10/1/2002                                       AAA/Aaa     506,865
            ---------------------------------------------
    150,000 Michigan Strategic Fund, Small Business
            Refunding Revenue Bonds (Series A1-A2), 5.90%
            (SBA GTD), 10/1/2000                            NR/Aaa      156,413
            ---------------------------------------------
    500,000 Novi, MI, Refunding G.O. Bonds, 5.25%,
            10/1/2009                                        A+/A1      522,495
            ---------------------------------------------
    600,000 Ottawa County, MI Building Authority, Revenue
            Bonds, 4.90%, 11/1/2009                         AA/Aa3      606,486
            ---------------------------------------------
    100,000 Portage, MI, GO LT City Share Bonds, 5.90%,
            12/1/2003                                       AA-/NR      107,271
            ---------------------------------------------
    700,000 Redford, MI University School District, GO UT Bonds, 6.25%, Michigan
            State GTD (Q-SBLF), (FGIC INS)/(Original Issue Yield: 5.35%),
            5/1/2007                                        AAA/Aaa     785,729
            ---------------------------------------------
    390,000 Rochester, MI, GO UT Refunding Bonds, 4.90%
            (FSA INS), 10/1/2006                            AAA/NR      397,531
            ---------------------------------------------
    400,000 St. Clair County, MI, GO LT Water Supply
            System Bonds, 5.00% (Burtchville)/(MBIA
            INS)/(Original Issue Yield: 5.10%), 11/1/2009   AAA/Aaa     407,864
            ---------------------------------------------
    500,000 Three Rivers Michigan Community Schools, GO
            UT Bonds, 5.40% (Michigan State GTD)/(MBIA
            INS), 5/1/2008                                  AAA/Aaa     533,290
            ---------------------------------------------
    765,000 University of Michigan, Revenue Bonds (Series
            A), 5.40%, 11/15/2008                           AA/Aa1      808,001
            ---------------------------------------------
    350,000 University of Michigan, Revenue Bonds (Series
            A), 5.60% (Original Issue Yield: 5.70%),
            11/15/2012                                      AA/Aa1      367,538
            ---------------------------------------------
    500,000 Washtenaw Community College, MI, GO UT, 5.00%
            (Original Issue Yield: 5.10%), 4/1/2008         AA/Aa3      510,135
            ---------------------------------------------
    500,000 Washtenaw Community College, MI, GO UT, 5.00%
            (Original Issue Yield: 5.35%), 4/1/2011         AA/Aa3      501,600
            ---------------------------------------------
    100,000 Wayne County, MI Community College, GO UT
            Refunding Bonds, 6.15% (FGIC INS), 4/1/1999     AAA/Aaa     101,954
            ---------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                  CREDIT
 OR SHARES                                                 RATING*    VALUE
 ---------- --------------------------------------------   ------- -----------
 (A) LONG-TERM MUNICIPALS--CONTINUED
 -------------------------------------------------------
            MICHIGAN--CONTINUED
            --------------------------------------------
 $  750,000 Western Michigan University, Revenue
            Refunding Bonds, 5.00% (FGIC INS)/(Original
            Issue Yield: 5.15%), 11/15/2012                AAA/Aaa $   739,320
            --------------------------------------------
    500,000 Wixon, MI, UT GO Bonds, 4.70% (AMBAC
            INS)/(Original Issue Yield: 4.85%), 5/1/2009   AAA/Aaa     495,595
            --------------------------------------------           -----------
            TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
             $19,220,946)                                           19,963,240
            --------------------------------------------           -----------
 MUTUAL FUND--1.9%
 -------------------------------------------------------
    402,000 Goldman Sachs Tax Exempt Fund (AT NET ASSET
            VALUE)                                                     402,000
            --------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
             $19,622,946)(B)                                       $20,365,240
            --------------------------------------------           -----------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At April 30, 1998, 2.5% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $19,622,946. The net unrealized appreciation of investments on a federal tax basis amounts to $742,294 which is comprised of $742,884 appreciation and $590 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($21,026,518) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond              GTD--Guaranty
       Assurance Corporation                INS--Insured
BIG--Bond Investors Guaranty                LOC--Letter of Credit
FGIC--Financial Guaranty Insurance Company  LT--Limited Tax
FHA/VA--Federal Housing Administration/     MBIA--Municipal Bond Investors
        Veterans Administration             Assurance
FSA--Financial Security Assurance           SBA--Small Business Association
GO--General Obligation                      UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
value (identified and tax cost
$19,622,946)                          $20,365,240
-------------------------------------
Cash                                          414
-------------------------------------
Income receivable                         421,481
-------------------------------------
Receivable for investments sold         1,010,240
-------------------------------------
Receivable for shares sold                  5,000
-------------------------------------
Deferred organizational costs              14,862
-------------------------------------
Other assets                                3,422
------------------------------------- -----------
  Total assets                         21,820,659
-------------------------------------
LIABILITIES:
---------------------------
Payable for shares redeemed  $703,413
---------------------------
Income distribution payable    71,117
---------------------------
Accrued expenses               19,611
---------------------------  --------
  Total liabilities                       794,141
------------------------------------- -----------
Net Assets for 2,041,080 shares
outstanding                           $21,026,518
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $20,261,694
-------------------------------------
Net unrealized appreciation of
investments                               742,294
-------------------------------------
Accumulated net realized gain on
investments                                22,530
------------------------------------- -----------
  Total Net Assets                    $21,026,518
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$21,026,518 / 2,041,080 shares
outstanding                                $10.30
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------
Interest                                                      $1,202,794
------------------------------------------------------------
EXPENSES:
-------------------------------------------------
Investment advisory fee                            $ 184,611
-------------------------------------------------
Administrative personnel and services fee             50,000
-------------------------------------------------
Custodian fees                                        14,099
-------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                              26,854
-------------------------------------------------
Directors'/Trustees' fees                              1,278
-------------------------------------------------
Auditing fees                                         13,578
-------------------------------------------------
Legal fees                                             5,006
-------------------------------------------------
Portfolio accounting fees                             46,125
-------------------------------------------------
Share registration costs                              12,688
-------------------------------------------------
Printing and postage                                  11,105
-------------------------------------------------
Insurance premiums                                     2,982
-------------------------------------------------
Miscellaneous                                          7,520
-------------------------------------------------  ---------
  Total expenses                                     375,846
-------------------------------------------------
Waivers--
---------------------------------------
 Waiver of investment advisory fee      $(129,534)
---------------------------------------
 Waiver of administrative personnel and
  services fee                            (46,548)
--------------------------------------- ---------
  Total waivers                                     (176,082)
-------------------------------------------------  ---------
    Net expenses                                                 199,764
------------------------------------------------------------  ----------
      Net investment income                                    1,003,030
------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------
Net realized gain on investments                                  91,171
------------------------------------------------------------
Net change in unrealized appreciation of investments             709,048
------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                800,219
------------------------------------------------------------  ----------
    Change in net assets resulting from operations            $1,803,249
------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED     YEAR ENDED
                                                  APRIL 30, 1998 APRIL 30, 1997
                                                  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                              $ 1,003,030    $ 1,000,032
------------------------------------------------
Net realized gain (loss) on investments ($92,311
net gain and $69,400 net loss, respectively, as
computed for federal tax purposes)                      91,171        (68,257)
------------------------------------------------
Net change in unrealized
appreciation/depreciation                              709,048        152,405
------------------------------------------------   -----------    -----------
  Change in net assets resulting from operations     1,803,249      1,084,180
------------------------------------------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income            (1,003,030)    (1,000,032)
------------------------------------------------
Distributions from net realized gains                       --         (3,117)
------------------------------------------------   -----------    -----------
  Change in net assets resulting from
   distributions to shareholders                    (1,003,030)    (1,003,149)
------------------------------------------------   -----------    -----------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                         3,693,948      3,957,232
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                    13,837         15,386
------------------------------------------------
Cost of shares redeemed                             (6,964,431)    (5,693,966)
------------------------------------------------   -----------    -----------
  Change in net assets resulting from share
transactions                                        (3,256,646)    (1,721,348)
------------------------------------------------   -----------    -----------
    Change in net assets                            (2,456,427)    (1,640,317)
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                 23,482,945     25,123,262
------------------------------------------------   -----------    -----------
End of period                                      $21,026,518    $23,482,945
------------------------------------------------   -----------    -----------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR ENDED APRIL 30,
                                            ---------------------------
                                             1998     1997      1996(A)
------------------------------------------- -------  -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.99   $ 9.95     $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
 Net investment income                         0.42     0.41       0.17
-------------------------------------------
 Net realized and unrealized gain (loss) on
  investments                                  0.31     0.04      (0.05)
------------------------------------------- -------  -------    -------
 Total from investment operations              0.73     0.45       0.12
------------------------------------------- -------  -------    -------
LESS DISTRIBUTIONS
-------------------------------------------
 Distributions from net investment income     (0.42)   (0.41)     (0.17)
-------------------------------------------
 Distributions from net realized gain on
  investments                                    --     0.00(b)      --
------------------------------------------- -------  -------    -------
 Total distributions                          (0.42)   (0.41)     (0.17)
------------------------------------------- -------  -------    -------
NET ASSET VALUE, END OF PERIOD               $10.30   $ 9.99     $ 9.95
------------------------------------------- -------  -------    -------
TOTAL RETURN (C)                               7.38%    4.62%      1.21%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
 Expenses                                      0.81%    0.70%      0.57%*
-------------------------------------------
 Net investment income                         4.07%    4.12%      3.83%*
-------------------------------------------
 Expense waiver (d)                            0.72%    0.94%      0.76%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
 Net assets, end of period (000 omitted)    $21,027  $23,483    $25,123
-------------------------------------------
 Portfolio turnover                              11%      48%        39%
-------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

(b) Distribution from net realized gain on investments was less than one cent per share.

(c) Based on net asset value.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

               PORTFOLIO NAME                        INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
  Independence One U.S. Government Securities  To seek high current income.
  Fund ("U.S. Government Securities Fund")(d)
-------------------------------------------------------------------------------
  Independence One Fixed Income Fund           To seek total return.
  ("Fixed Income Fund")(d)
-------------------------------------------------------------------------------
  Independence One Michigan Municipal Bond     To provide current income which
  Fund ("Michigan Municipal Bond Fund")(n)     is exempt from federal regular
                                               income tax and the personal
                                               income taxes imposed by the state
                                               of Michigan and Michigan
                                               municipalities.


(d) Diversified portfolio

(n) Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1998, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                      EXPIRATION EXPIRATION
                                         YEAR       YEAR    TOTAL TAX LOSS
                FUND NAME                2005       2006     CARRYFORWARD
  ------------------------------------------------------------------------
     U.S. Government Securities Fund   $487,414         --     $487,414
  ------------------------------------------------------------------------
     Fixed Income Fund                  $72,088   $102,986     $175,074


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  Organizational expenses were borne initially by Federated Administrative Services ("FAS"). The Funds have reimbursed FAS for these expenses. These expenses have been deferred by the Funds and are being amortized over the five-year period following the Fund's effective date.

                                                      ORGANIZATIONAL
                                                     EXPENSES PAID FOR
                                      ORGANIZATIONAL  THE YEAR ENDED
             PORTFOLIO NAME              EXPENSES     APRIL 30, 1998
  --------------------------------------------------------------------
     U.S. Government Securities Fund     $49,664          $12,466
  --------------------------------------------------------------------
     Fixed Income Fund                    21,477            4,196
  --------------------------------------------------------------------
     Michigan Municipal Bond Fund         24,175            4,724


  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each Fund. Transactions in shares were as follows:

                                                 U.S. GOVERNMENT
                                                 SECURITIES FUND
                                              ----------------------
                                              YEAR ENDED APRIL 30,
                                              ----------------------
                                                 1998        1997
--------------------------------------------  ----------  ----------
Shares sold                                    1,008,867   1,820,631
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            39,277      42,792
--------------------------------------------
Shares redeemed                               (1,447,352) (1,902,451)
--------------------------------------------  ----------  ----------
Net change resulting from share transactions    (399,208)    (39,028)
--------------------------------------------  ----------  ----------


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                FIXED INCOME FUND
                                              ----------------------
                                              YEAR ENDED APRIL 30,
                                              ----------------------
                                                 1998       1997
--------------------------------------------  ----------  ----------
Shares sold                                    1,968,892   1,843,716
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                           388,432     314,984
--------------------------------------------
Shares redeemed                               (1,583,847) (1,266,239)
--------------------------------------------  ----------  ----------
Net change resulting from share transactions     773,477     892,461
--------------------------------------------  ----------  ----------
                                               MICHIGAN MUNICIPAL
                                                    BOND FUND
                                              ----------------------
                                              YEAR ENDED APRIL 30,
                                              ----------------------
                                                 1998       1997
--------------------------------------------  ----------  ----------
Shares sold                                      358,787     394,505
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             1,340       1,535
--------------------------------------------
Shares redeemed                                 (669,163)   (570,983)
--------------------------------------------  ----------  ----------
Net change resulting from share transactions    (309,036)   (174,943)
--------------------------------------------  ----------  ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") earns for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

             PORTFOLIO NAME           INVESTMENT ADVISORY FEE
  -----------------------------------------------------------
     U.S. Government Securities Fund           0.70%
  -----------------------------------------------------------
     Fixed Income Fund                         0.75%
  -----------------------------------------------------------
     Michigan Municipal Bond Fund              0.75%


  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--FAS provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust.


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1998, were as follows:

          PORTFOLIO NAME            PURCHASES     SALES
----------------------------------------------------------
  U.S. Government Securities Fund  $20,078,267 $26,477,256
----------------------------------------------------------
  Fixed Income Fund                 21,591,207  15,284,232
----------------------------------------------------------
  Michigan Municipal Bond Fund       2,576,258   6,408,340


(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 72.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 25.7% of total investments.

(7) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.



INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------
(8) SUBSEQUENT EVENT

Subsequent to the year ended April 30, 1998, the Trust added Independence One Small Cap Fund and Independence One International Equity Fund, which will become effective June 16, 1998.


REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Independence One Mutual Funds listed below, as of April 30, 1998, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods listed below:

  INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from January 11, 1993 (commencement of operations) to April 30, 1998.

  INDEPENDENCE ONE FIXED INCOME FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from October 23, 1995 (commencement of operations) to April 30, 1998.

  INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period from November 20, 1995 (commencement of operations) to April 30, 1998.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund as of April 30, 1998, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                          KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 12, 1998

TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales
                                       President and Treasurer
Harold Berry                          Jeffrey W. Sterling
                                       Vice President and Assistant Treasurer
Nathan Forbes                         Jay S. Neuman
                                       Secretary
Harry J. Nederlander                  Timothy S. Johnson
                                       Assistant Secretary
Thomas S. Wilson



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.


INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219

Cusip 453777856
Cusip 453777807
Cusip 453777864LOGO
G01200-11 (6/98)

INDEPENDENCE ONE(R)
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

                                                Independence One U.S. Government
                                 Securities Fund
                                              Independence One Fixed Income Fund
                                                       Independence One Michigan
                               Municipal Bond Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOGO


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report for Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund, which covers the 12-month reporting period from May 1, 1997 through April 30, 1998. The report begins with a discussion with each fund's portfolio manager, which is followed by a complete listing of fund holdings and the financial information.

During the reporting period, each fund continued to give shareholders a convenient, stable way to put their ready cash to work earning daily income-- with daily access to their money.* Please note the following highlights:

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality, diversified portfolio of money market securities, paid competitive dividends of $0.05 per share for Class A Shares and Class B Shares over the reporting period-- translating to total returns of 5.20% and 5.46%, respectively.** The 7-day net yield for Class A Shares and Class B Shares of the fund ended the reporting period on April 30, 1998 at 5.03% and 5.28%, respectively.** Total net assets reached $471 million on the last day of the reporting period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, which invests exclusively in a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share--resulting in a total return of 5.03%.** The 7-day net yield for the fund ended the reporting period on April 30, 1998 at 4.91%.** The fund's net assets totaled $320.5 million on the last day of the reporting period.

Designed for tax-sensitive investors, INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND paid a total of $0.03 in double-tax-free dividends per share, which resulted in a total return of 3.24%.**+ The 7-day net yield for the fund ended the reporting period on April 30, 1998 at 3.40%.** Total net assets in the fund's high-quality portfolio of Michigan municipal money market securities reached $102.8 million at the end of the reporting period.

Thank you for keeping your ready cash earning daily income through one of the Independence One Money Market Funds. As always, we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 1998

*Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

**Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds' current earnings.

+Income may be subject to the federal alternative minimum tax.


MANAGEMENT DISCUSSION & ANALYSIS
-------------------------------------------------------------------------------

Q What are your comments on the economy and short-term interest rates during the funds' fiscal year?

    The United States' economy continues to grow robustly with few signs of inflation pressures. Real gross domestic product grew at a 3.7% during
1997, and 4.8% in the first quarter of 1998. The unemployment rate fell to a 28-year-low of 4.3%. The Federal Reserve Board (the "Fed") has left short-term interest rates unchanged since it raised the Federal Funds target rate to 5.5% in March 1997, but longer maturity interest rates have fallen significantly during the reporting period. For example, after trading as high as 7.17% in April of last year, the 30-year Treasury bellwether bond fell to an all time low yield of 5.70% in January of this year.

Q In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the
12-month reporting period ended April 30, 1998? And what was the average maturity of each fund?

A   INDEPENDENCE ONE PRIME MONEY MARKET FUND.

Independence One Prime Money Market Fund earned a total return of 5.20% for Class A Shares and 5.46% for Class B Shares during the twelve-month reporting period ended April 30, 1998.* The 7-day net yield for Class A Shares began the reporting period on May 1, 1997 at 4.95% and ended the reporting period on April 30, 1998 at 5.03%.* The 7-day net yield for Class B Shares began the reporting period on May 1, 1997 at 5.20% and ended the reporting period on April 30, 1998 at 5.28%.* The average maturity of the fund as of April 30, 1998 was 56 days.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

Independence One U.S. Treasury Money Market Fund earned a total return of 5.03% during the twelve-month reporting period ended April 30, 1998.* The 7- day net yield began the reporting period May 1, 1997 at 4.81% and ended the reporting period on April 30, 1998 at 4.91%.* The average maturity of the fund as of April 30, 1998 was 63 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

Independence One Michigan Municipal Cash Fund earned a total return of 3.24% during the twelve-month reporting period ended April 30, 1998.* The 7-day net yield began the reporting period on May 1, 1997 at 3.73% and ended the reporting period on April 30, 1998 at 3.40%.* The average maturity of the fund as of April 30, 1998 was 31 days.

*Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.


MANAGEMENT DISCUSSION & ANALYSIS
-------------------------------------------------------------------------------

Q As we reach mid-year, what is your overall outlook for short-term interest rates?

A While the U.S. is currently enjoying strong performance in its economic markets and its capital markets, other parts of the world are not as fortunate. In particular, the Asian financial crisis is sharply slowing the economies of Indonesia, Thailand, Korea, and Japan. This, coupled with the fact that inflation rates have declined to long-term lows virtually across the industrialized world, will allow the Fed to maintain stable short-term interest rates for the immediate future. However, if evidence of domestic wage inflation and widespread consumer price increases were to emerge, investors should be alert to a likely tightening move before the year is over.

INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CERTIFICATE OF DEPOSIT--31.2%
 ---------------------------------------------------------------
             FINANCE--31.2%
             ---------------------------------------------------
 $10,000,000 ABN-AMRO Bank NV, Chicago, 5.740%, 3/12/1999          $  9,989,768
             ---------------------------------------------------
  15,000,000 Abbey National Bank PLC, London, 5.530%, 6/12/1998      15,000,345
             ---------------------------------------------------
  20,000,000 Bank of Montreal, 5.540%-5.550%, 5/11/1998-
             7/24/1998                                               20,000,311
             ---------------------------------------------------
  20,000,000 Banque National De Paris, Chicago, 5.640%-5.820%,
             6/4/1998-7/2/1998                                       20,000,832
             ---------------------------------------------------
  10,000,000 Bayerische Landesbank Girozentrale, 5.560%,
             6/30/1998                                               10,000,246
             ---------------------------------------------------
   5,000,000 Canadian Imperial Bank of Commerce, Toronto,
             5.610%, 1/11/1999                                        4,999,327
             ---------------------------------------------------
  10,000,000 First Chicago NBD Corp., 5.490%, 6/4/1998               10,000,085
             ---------------------------------------------------
  15,000,000 Rabobank Nederland, Utrecht, 5.540%, 9/15/1998          15,001,111
             ---------------------------------------------------
  17,000,000 Societe Generale, 5.690%-5.970%, 10/21/1998-
             3/22/1999                                               16,997,561
             ---------------------------------------------------
  15,000,000 Svenska Handelsbanken, Stockholm, 5.550%, 5/26/1998     15,000,205
             ---------------------------------------------------
  10,000,000 Swiss Bank Corp., Basle, 5.570%, 8/20/1998               9,999,335
             ---------------------------------------------------   ------------
              TOTAL CERTIFICATES OF DEPOSIT                         146,989,126
             ---------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--45.6%
 ---------------------------------------------------------------
             AGRICULTURE--3.2%
             ---------------------------------------------------
  15,000,000 Cargill, Inc., 5.507%, 5/8/1998                         14,984,017
             ---------------------------------------------------   ------------
             BANKS--5.7%
             ---------------------------------------------------
  22,000,000 Banca CRT Financial Corp., 5.596%-5.636%,
             6/30/1998-9/4/1998                                      21,662,507
             ---------------------------------------------------
   5,000,000 Commerzbank U.S. Finance, Inc., 5.515%, 5/20/1998        4,985,644
             ---------------------------------------------------   ------------
              Total                                                  26,648,151
             ---------------------------------------------------   ------------
             CHEMICALS--1.5%
             ---------------------------------------------------
   7,000,000 Monsanto Co., 5.512%, 6/22/1998                          6,945,299
             ---------------------------------------------------   ------------
             CONSUMER LOAN RECEIVABLES--6.8%
             ---------------------------------------------------
  15,108,000 Fleet Funding Corp., 5.549%, 5/29/1998                  15,043,254
             ---------------------------------------------------
  17,000,000 Receivables Capital Corp., 5.535%, 5/14/1998            16,966,175
             ---------------------------------------------------   ------------
              Total                                                  32,009,429
             ---------------------------------------------------   ------------



INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--CONTINUED
 -------------------------------------------------------------
             FINANCE--7.4%
             -------------------------------------------------
 $ 5,000,000 General Electric Capital Corp., 5.489%, 5/13/1998   $  4,990,967
             -------------------------------------------------
  15,000,000 Toronto Dominion Holdings (USA), Inc., 5.566%,
             6/30/1998                                             14,862,750
             -------------------------------------------------
  15,000,000 Transamerica Finance Corp., 5.517%, 6/5/1998          14,920,083
             -------------------------------------------------   ------------
              Total                                                34,773,800
             -------------------------------------------------   ------------
             MISCELLANEOUS RECEIVABLES--4.2%
             -------------------------------------------------
  20,000,000 Asset Securitization Cooperative Corp., 5.560%-
             5.561%, 5/8/1998-5/19/1998                            19,953,328
             -------------------------------------------------   ------------
             OFFICE/BUSINESS MACHINES--3.1%
             -------------------------------------------------
  15,000,000 Pitney Bowes Credit Corp., 5.508%, 6/15/1998          14,897,812
             -------------------------------------------------   ------------
             SECURITIES SERVICES--9.5%
             -------------------------------------------------
  15,000,000 Goldman Sachs & Co., 5.524%, 5/13/1998                14,972,500
             -------------------------------------------------
  15,000,000 J.P. Morgan & Co., Inc., 5.515%, 5/21/1998            14,954,667
             -------------------------------------------------
  15,000,000 Merrill Lynch & Co., Inc., 5.586%, 5/15/1998          14,967,742
             -------------------------------------------------   ------------
              Total                                                44,894,909
             -------------------------------------------------   ------------
             UTILITIES--4.2%
             -------------------------------------------------
  20,000,000 Pacificorp, 5.558%-5.581%, 5/5/1998-6/1/1998          19,925,757
             -------------------------------------------------   ------------
              TOTAL COMMERCIAL PAPER                              215,032,502
             -------------------------------------------------   ------------
 CORPORATE NOTES--3.2%
 -------------------------------------------------------------
             BANKING--3.2%
             -------------------------------------------------
  15,000,000 Fifth Third Bank, Cincinnati, 5.54%, 5/20/1998        15,000,000
             -------------------------------------------------   ------------
 GOVERNMENT AGENCY--2.1%
 -------------------------------------------------------------
             FEDERAL HOME LOAN BANK--2.1%
             -------------------------------------------------
  10,000,000 5.750%, 4/27/1999                                     10,000,000
             -------------------------------------------------   ------------


INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENTS--17.6%
 --------------------------------------------------------------
 $43,171,000 Donaldson, Lufkin and Jenrette Securities Corp.,
             5.500%, dated 4/30/1998, due 5/1/1998                $ 43,171,000
             --------------------------------------------------
  40,000,000 First Chicago Capital Markets, Inc., 5.520%, dated
             4/30/1998, due 5/1/1998                                40,000,000
             --------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                           83,171,000
             --------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(C)            $470,192,628
             --------------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($471,245,069) at April 30, 1998.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------
Investments in repurchase agreements  $ 83,171,000
------------------------------------
Total investments in securities        387,021,628
------------------------------------  ------------
  Total investments in securities,
   at amortized cost and value                     $470,192,628
--------------------------------------------------
Cash                                                         59
--------------------------------------------------
Income receivable                                     1,812,624
--------------------------------------------------
Receivable for shares sold                              142,467
-------------------------------------------------- ------------
  Total assets                                      472,147,778
--------------------------------------------------
LIABILITIES:
------------------------------------
Payable for shares redeemed           $     77,714
------------------------------------
Income distribution payable                766,027
------------------------------------
Accrued expenses                            58,968
------------------------------------  ------------
  Total liabilities                                     902,709
-------------------------------------------------- ------------
NET ASSETS for 471,245,069 shares outstanding      $471,245,069
-------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
--------------------------------------------------
CLASS A SHARES:
--------------------------------------------------
$389,521,875 / 389,521,875 shares outstanding             $1.00
-------------------------------------------------- ------------
CLASS B SHARES:
--------------------------------------------------
$81,723,194 / 81,723,194 shares outstanding               $1.00
-------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------
Interest                                                      $26,325,908
------------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 1,861,933
-----------------------------------------------
Administrative personnel and services fee            495,020
-----------------------------------------------
Custodian fees                                        72,461
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                              97,805
-----------------------------------------------
Directors'/Trustees' fees                             22,500
-----------------------------------------------
Auditing fees                                         16,500
-----------------------------------------------
Legal fees                                             8,299
-----------------------------------------------
Portfolio accounting fees                             90,317
-----------------------------------------------
Shareholder services fee--Class A Shares             910,356
-----------------------------------------------
Share registration costs                              48,156
-----------------------------------------------
Printing and postage                                   9,091
-----------------------------------------------
Insurance premiums                                     6,400
-----------------------------------------------
Miscellaneous                                          5,000
-----------------------------------------------  -----------
  Total expenses                                   3,643,838
-----------------------------------------------
Waiver--
-----------------------------------------------
 Waiver of investment advisory fee                (1,163,708)
-----------------------------------------------  -----------
  Net expenses                                                  2,480,130
------------------------------------------------------------  -----------
    Net investment income                                     $23,845,778
------------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              YEAR ENDED       YEAR ENDED
                                            APRIL 30, 1998   APRIL 30, 1997
------------------------------------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $    23,845,778  $    20,976,396
------------------------------------------- ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income
-------------------------------------------
 Class A Shares                                 (18,466,487)     (16,743,570)
-------------------------------------------
 Class B Shares                                  (5,379,291)      (4,232,826)
------------------------------------------- ---------------  ---------------
  Change in net assets resulting from
  distributions to shareholders                 (23,845,778)     (20,976,396)
------------------------------------------- ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  3,127,600,723    2,703,226,336
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                         13,841,267       10,473,533
-------------------------------------------
Cost of shares redeemed                      (3,079,200,897)  (2,701,466,548)
------------------------------------------- ---------------  ---------------
  Change in net assets resulting from share
   transactions                                  62,241,093       12,233,321
------------------------------------------- ---------------  ---------------
    Change in net assets                         62,241,093       12,233,321
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                             409,003,976      396,770,655
------------------------------------------- ---------------  ---------------
End of period                               $   471,245,069  $   409,003,976
------------------------------------------- ---------------  ---------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR ENDED APRIL 30,
                              ------------------------------------------------
                               1998      1997      1996      1995      1994
----------------------------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
----------------------------
INCOME FROM INVESTMENT OPER-
ATIONS
----------------------------
 Net investment income            0.05      0.05      0.05      0.05      0.03
----------------------------
LESS DISTRIBUTIONS
----------------------------
 Distributions from net in-      (0.05)    (0.05)    (0.05)    (0.05)    (0.03)
 vestment income              --------  --------  --------  --------  --------
----------------------------
NET ASSET VALUE, END OF         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
PERIOD                        --------  --------  --------  --------  --------
----------------------------
TOTAL RETURN (A)                  5.20%     4.94%     5.33%     4.66%     2.73%
----------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------
 Expenses                         0.59%     0.60%     0.61%     0.61%     0.59%
----------------------------
 Net investment income            5.07%     4.83%     5.19%     4.51%     2.70%
----------------------------
 Expense waiver (b)               0.25%     0.25%     0.25%       --      0.02%
----------------------------
SUPPLEMENTAL DATA
----------------------------
 Net assets, end of period
 (000 omitted)                $389,522  $337,836  $310,991  $233,607  $310,588
----------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR ENDED APRIL 30,
                                           -------------------------
                                            1998     1997    1996(A)
-----------------------------------------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00   $ 1.00   $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
 Net investment income                        0.05     0.05     0.05
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
 Distributions from net investment income    (0.05)   (0.05)   (0.05)
-----------------------------------------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD              $ 1.00   $ 1.00   $ 1.00
-----------------------------------------  -------  -------  -------
TOTAL RETURN (B)                              5.46%    5.20%    5.07%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
 Expenses                                     0.34%    0.35%    0.36%*
-----------------------------------------
 Net investment income                        5.31%    5.06%    5.34%*
-----------------------------------------
 Expense waiver (c)                           0.25%    0.25%    0.25%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
 Net assets, end of period (000 omitted)   $81,723  $71,168  $85,780
-----------------------------------------

  *Computed on an annualized basis.

(a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--29.4%
 --------------------------------------------------------------
             U.S. TREASURY BILLS--16.8%
             --------------------------------------------------
 $15,000,000 8/20/1998                                            $ 14,759,962
             --------------------------------------------------
  25,000,000 9/17/1998                                              24,501,434
             --------------------------------------------------
  15,000,000 10/15/1998                                             14,638,167
             --------------------------------------------------   ------------
             Total                                                  53,899,563
             --------------------------------------------------   ------------
             U.S. TREASURY NOTES--12.6%
             --------------------------------------------------
  15,000,000 5.875%, 3/31/1999                                      15,046,320
             --------------------------------------------------
  15,000,000 6.375%, 1/15/1999                                      15,090,016
             --------------------------------------------------
  10,000,000 6.375%, 4/30/1999                                      10,078,822
             --------------------------------------------------   ------------
             Total                                                  40,215,158
             --------------------------------------------------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS                        94,114,721
             --------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--70.7%
 --------------------------------------------------------------
             BA Securities, Inc., 5.500%, dated 4/30/1998, due
  18,318,000  5/1/1998                                              18,318,000
             --------------------------------------------------
  80,100,000 Donaldson, Lufkin and Jenrette Securities Corp.,
             5.500%, dated 4/30/1998, due 5/1/1998                  80,100,000
             --------------------------------------------------
  80,100,000 First Chicago Capital Markets, Inc., 5.520%, dated
             4/30/1998, due 5/1/1998                                80,100,000
             --------------------------------------------------
             Goldman Sachs Group, LP, 5.480%, dated 4/30/1998,
  16,000,000  due 5/1/1998                                          16,000,000
             --------------------------------------------------
  16,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.400%,
             dated 4/30/1998, due 5/1/1998                          16,000,000
             --------------------------------------------------
             UBS Securities, Inc., 5.520%, dated 4/30/1998, due
  16,000,000  5/1/1998                                              16,000,000
             --------------------------------------------------   ------------
             TOTAL REPURCHASE AGREEMENTS                           226,518,000
             --------------------------------------------------   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(B)             $320,632,721
             --------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($320,568,343) at April 30, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
------------------------------------
Investments in repurchase agreements  $226,518,000
------------------------------------
Investments in securities               94,114,721
------------------------------------  ------------
Total investments in securities, at amortized
cost and value                                     $320,632,721
--------------------------------------------------
Cash                                                        612
--------------------------------------------------
Income receivable                                       709,738
--------------------------------------------------
Receivable for shares sold                                  800
-------------------------------------------------- ------------
  Total assets                                      321,343,871
--------------------------------------------------
LIABILITIES:
------------------------------------
Payable for shares redeemed                207,000
------------------------------------
Income distribution payable                538,874
------------------------------------
Accrued expenses                            29,654
------------------------------------  ------------
  Total liabilities                                     775,528
-------------------------------------------------- ------------
NET ASSETS for 320,568,343 shares outstanding      $320,568,343
-------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
--------------------------------------------------
$320,568,343 / 320,568,343 shares outstanding             $1.00
-------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Interest                                                    $14,643,043
-----------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $1,062,526
-----------------------------------------------
Administrative personnel and services fee           283,031
-----------------------------------------------
Custodian fees                                       58,473
-----------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                             30,489
-----------------------------------------------
Directors'/Trustees' fees                            13,000
-----------------------------------------------
Auditing fees                                        13,500
-----------------------------------------------
Legal fees                                            6,000
-----------------------------------------------
Portfolio accounting fees                            60,993
-----------------------------------------------
Share registration costs                             14,406
-----------------------------------------------
Printing and postage                                 14,548
-----------------------------------------------
Insurance premiums                                    4,500
-----------------------------------------------
Miscellaneous                                         3,367
-----------------------------------------------  ----------
  Total expenses                                              1,564,833
----------------------------------------------------------- -----------
    Net investment income                                   $13,078,210
----------------------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              YEAR ENDED       YEAR ENDED
                                            APRIL 30, 1998   APRIL 30, 1997
------------------------------------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $    13,078,210  $    13,060,744
------------------------------------------- ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income        (13,078,210)     (13,060,744)
------------------------------------------- ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  2,653,184,433    2,388,962,959
-------------------------------------------
Net asset value of shares issued to
shareholders
in payment of distributions declared              7,978,732        8,194,683
-------------------------------------------
Cost of shares redeemed                      (2,585,884,188)  (2,449,101,104)
------------------------------------------- ---------------  ---------------
  Change in net assets resulting from share
   transactions                                  75,278,977      (51,943,462)
------------------------------------------- ---------------  ---------------
    Change in net assets                         75,278,977      (51,943,462)
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                             245,289,366      297,232,828
------------------------------------------- ---------------  ---------------
End of period                               $   320,568,343  $   245,289,366
------------------------------------------- ---------------  ---------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR ENDED APRIL 30,
                              ------------------------------------------------
                               1998      1997      1996      1995      1994
----------------------------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
----------------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------------
 Net investment income            0.05      0.05      0.05      0.04      0.03
----------------------------
LESS DISTRIBUTIONS
----------------------------
 Distributions from net          (0.05)    (0.05)    (0.05)    (0.04)    (0.03)
 investment income            --------  --------  --------  --------  --------
----------------------------
NET ASSET VALUE, END OF         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
PERIOD                        --------  --------  --------  --------  --------
----------------------------
TOTAL RETURN (A)                  5.03%     4.86%     5.28%     4.49%     2.63%
----------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------
 Expenses                         0.59%     0.59%     0.60%     0.63%     0.61%
----------------------------
 Net investment income            4.92%     4.75%     5.14%     4.41%     2.60%
----------------------------
SUPPLEMENTAL DATA
----------------------------
 Net assets, end of period
 (000 omitted)                $320,568  $245,289  $297,233  $244,887  $215,832
----------------------------

(a) Based on net asset value.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 (A) SHORT-TERM MUNICIPALS--92.8%
 --------------------------------------------------------
            ALABAMA--2.9%
            ---------------------------------------------
 $3,000,000 Phoenix City, AL IDB, (Series 1988), 3.75% CP (Mead Coated
            Board)/(ABN AMRO Bank N.V.,
            Amsterdam LOC), Mandatory Tender 5/4/1998       P-1/NR  $ 3,000,000
            ---------------------------------------------           -----------
            KANSAS--2.0%
            ---------------------------------------------
  2,000,000 Burlington, KS, PCR Bonds (Series A), 3.20%
            CP (Kansas City Power And Light Co.),
            Mandatory Tender 5/4/1998                       A-1+/NR   2,000,000
            ---------------------------------------------           -----------
            MICHIGAN--87.9%
            ---------------------------------------------
  2,000,000 Beecher, MI School District, State Aid Notes,
            4.125% Bonds, 6/30/1998                          NR/NR    2,000,550
            ---------------------------------------------
    725,000 Coopersville, MI School District Authority,
            4.60% Bonds, 7/30/1998                           NR/NR      726,506
            ---------------------------------------------
  2,200,000 Delta County, MI Economic Development Corp.,
            Environmental Improvement Revenue Refunding
            Bonds (Series 1985 A), 3.25% CP (Mead-
            Escanaba Paper Co. Project), Mandatory Tender
            5/4/1998                                        P-1/NR    2,200,000
            ---------------------------------------------
  2,000,000 Delta County, MI Economic Development Corp.,
            Environmental Improvement Revenue Refunding
            Bonds (Series 1985 A), 3.40% CP (Mead-
            Escanaba Paper Co. Project), Mandatory Tender
            5/4/1998                                        P-1/NR    2,000,000
            ---------------------------------------------
  1,100,000 Delta County, MI Economic Development Corp.,
            Environmental Improvement Revenue Refunding
            Bonds (Series 1985 A), 3.50% CP (Mead-
            Escanaba Paper Co. Project), Mandatory Tender
            7/9/1998                                        P-1/NR    1,100,000
            ---------------------------------------------
  1,000,000 Delta County, MI Economic Development Corp.,
            Environmental Improvement Revenue Refunding
            Bonds (Series 1985 B), 3.20% CP (Mead-
            Escanaba Paper Co. Project)/(Union Bank of
            Switzerland, Zurich LOC), Mandatory Tender
            6/4/1998                                        P-1/NR    1,000,000
            ---------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*     VALUE
 ---------- -------------------------------------------   --------- -----------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ------------------------------------------------------
            MICHIGAN--CONTINUED
            -------------------------------------------
 $2,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 3.25% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 5/6/1998                                P-1/NR   $ 2,000,000
            -------------------------------------------
  1,000,000 Delta County, MI Economic Development
            Corp., Environmental Improvement Revenue
            Refunding Bonds (Series 1985 B), 3.40% CP
            (Mead-Escanaba Paper Co. Project)/(Union
            Bank of Switzerland, Zurich LOC), Mandatory
            Tender 5/4/1998                                P-1/NR     1,000,000
            -------------------------------------------
    860,000 Farmington Hills, MI Economic Development
            Corp., Limited Obligations Revenue Bonds,
            3.70% TOBs (Marketing Displays)/(Comerica
            Bank, Detroit, MI LOC) 9/1/1998                 NR/NR       860,000
            -------------------------------------------
  1,000,000 Grand Rapids, MI EDR Weekly VRDNs (Amway
            Hotel Corp.)/(Old Kent Bank & Trust Co.,
            Grand Rapids LOC)                              A-1/NR     1,000,000
            -------------------------------------------
  1,000,000 Grand Rapids, MI EDR, EDRB Weekly VRDNs
            (Amway Hotel Corp.)/(Old Kent Bank & Trust
            Co., Grand Rapids LOC)                         A-1/NR     1,000,000
            -------------------------------------------
  2,300,000 Huron Valley, MI School District, 4.25%
            TRANs, 5/1/1998                                 NR/NR     2,300,000
            -------------------------------------------
  4,000,000 Kalamazoo, MI City School District, GO LT,
            3.60% Bonds, 7/30/1998                          NR/NR     4,000,976
            -------------------------------------------
  2,000,000 Michigan Higher Education Student Loan
            Authority, Series XXII--F Weekly VRDNs
            (Kredietbank N.V., Brussels SA)               VMIG1/AAA   2,000,000
            -------------------------------------------
  1,800,000 Michigan Municipal Bond Authority, (Series
            1998-A), 4.25% Bonds, 7/31/1998               SP-1+/NR    1,803,532
            -------------------------------------------
  5,000,000 Michigan Municipal Bond Authority, (Series
            B), 4.50% Bonds, 7/2/1998                     SP-1+/NR    5,006,199
            -------------------------------------------
  1,525,000 Michigan State Hospital Finance Authority
            Weekly VRDNs (Chelsea Community Hospital)     VMIG1/NR    1,525,000
            -------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                 RATING*      VALUE
 ---------- ------------------------------------------   ---------- -----------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 -----------------------------------------------------
            MICHIGAN--CONTINUED
            ------------------------------------------
 $1,390,000 Michigan State Hospital Finance Authority
            Weekly VRDNs (Hospital Equipment Loan
            Program)/(First of America Bank--
            Kalamazoo, MI LOC)                            VMIG1/NR  $ 1,390,000
            ------------------------------------------
  1,100,000 Michigan State Hospital Finance Authority,
            (Series 1994) Weekly VRDNs (Mt. Clemens
            General Hospital)/(Comerica Bank, Detroit,
            MI LOC)                                       VMIG1/NR    1,100,000
            ------------------------------------------
     80,000 Michigan State Hospital Finance Authority,
            (Series A) Weekly VRDNs (Hospital
            Equipment Loan Program)                       VMIG1/NR       80,000
            ------------------------------------------
  2,900,000 Michigan State Hospital Finance Authority,
            (Series A) Weekly VRDNs (Hospital
            Equipment Loan Program)                       VMIG1/NR    2,900,000
            ------------------------------------------
  5,200,000 Michigan State Hospital Finance Authority,
            (Series F) Weekly VRDNs (Daughters of
            Charity)                                     VMIG1/A-1    5,200,000
            ------------------------------------------
    200,000 Michigan State Hospital Finance Authority,
            Hospital Equipment Loan Program Bonds
            (Series A) Weekly VRDNs (First of American
            Bank LOC)                                     VMIG1/NR      200,000
            ------------------------------------------
  4,000,000 Michigan State, GO UT, 4.50% TRANs,
            9/30/1998                                    SP-1+/MIG1   4,013,551
            ------------------------------------------
  1,000,000 Michigan State, GO UT, 5.30% TRANs,
            11/1/1998                                     AA+/Aa2     1,008,831
            ------------------------------------------
  1,700,000 Michigan Strategic Fund Monthly VRDNs
            (Applied Textiles, Inc.)                       NR/NR      1,700,000
            ------------------------------------------
    900,000 Michigan Strategic Fund Weekly VRDNs
            (Matvest, Inc.)                                NR/NR        900,000
            ------------------------------------------
  1,500,000 Michigan Strategic Fund Weekly VRDNs
            (Morrell, Inc.)                                NR/NR      1,500,000
            ------------------------------------------
  2,000,000 Michigan Strategic Fund, 3.25% CP (Dow
            Chemical Co.), Mandatory Tender 5/11/1998      P-1/NR     2,000,000
            ------------------------------------------
  2,200,000 Michigan Strategic Fund, 3.25% CP (Dow
            Chemical Co.), Mandatory Tender 6/2/1998       P-1/NR     2,200,000
            ------------------------------------------
  2,000,000 Michigan Strategic Fund, 3.25% CP (Dow
            Chemical Co.), Mandatory Tender 6/9/1998       P-1/NR     2,000,000
            ------------------------------------------
  1,800,000 Michigan Strategic Fund, 3.25% CP (Dow
            Chemical Co.), Mandatory Tender 6/9/1998       P-1/NR     1,800,000
            ------------------------------------------
  1,100,000 Michigan Strategic Fund, 3.40% CP (Dow
            Chemical Co.), Mandatory Tender 6/1/1998       P-1/NR     1,100,000
            ------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*     VALUE
 ---------- -------------------------------------------   --------- -----------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ------------------------------------------------------
            MICHIGAN--CONTINUED
            -------------------------------------------
 $1,100,000 Michigan Strategic Fund, 3.50% CP (Dow
            Chemical Co.), Mandatory Tender 7/9/1998       P-1/NR   $ 1,100,000
            -------------------------------------------
  1,000,000 Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly VRDNs
            (Eclipse Mold, Inc. Project)                    NR/NR     1,000,000
            -------------------------------------------
  1,000,000 Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly VRDNs
            (Pinnacle Molded Plastics)                      NR/NR     1,000,000
            -------------------------------------------
  2,000,000 Michigan Strategic Fund, Limited Obligation
            Revenue Bonds (Series 1995) Weekly VRDNs
            (United Waste Systems, Inc.)/(Bank of
            America Illinois LOC)                         VMIG1/A-1   2,000,000
            -------------------------------------------
  2,525,000 Michigan Strategic Fund, PCR Bonds Weekly
            VRDNs (General Motors Corp.)                  VMIG1/NR    2,525,000
            -------------------------------------------
    970,000 Michigan Strategic Fund, Refunding Revenue
            Bonds (Series B) Weekly VRDNs (Riverfront
            Development Co.)                                NR/NR       970,000
            -------------------------------------------
  3,000,000 Michigan Strategic Fund, Refunding Revenue
            Bonds Weekly VRDNs (Louisiana-Pacific
            Corp.)/(Wachovia Bank & Trust Co. LOC)         NR/Aa2     3,000,000
            -------------------------------------------
    900,000 Michigan Strategic Fund, Resource Recovery
            Improvement Bonds Weekly VRDNs (Great Lakes
            Recovery Systems)/(NBD Bank, Michigan LOC)      AA/NR       900,000
            -------------------------------------------
  1,000,000 Michigan Strategic Fund, Revenue Bonds
            Weekly VRDNs (YWY Investments LLC)/(NBD
            Bank, Michigan LOC)                             NR/NR     1,000,000
            -------------------------------------------
  4,900,000 Michigan Strategic Fund, Solid Waste
            Disposal Revenue Bonds Weekly VRDNs
            (Grayling Generating)                         VMIG1/NR    4,900,000
            -------------------------------------------
  1,500,000 Oakland County, MI EDC Weekly VRDNs
            (Michigan Christian College)/(NBD Bank,
            Michigan LOC)                                   NR/NR     1,500,000
            -------------------------------------------
  2,000,000 Pinckney, MI Community Schools, 3.95%
            TRANs, 5/1/1998                                 NR/NR     2,000,000
            -------------------------------------------
    600,000 Regents of University of Michigan, (Series A), 3.25% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 5/7/1998       P-1/NR       600,000
            -------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT OR                                                CREDIT
   SHARES                                                 RATING*    VALUE
 ---------- -------------------------------------------   ------- -----------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------
            MICHIGAN--CONTINUED
            -------------------------------------------
 $3,000,000 Regents of University of Michigan, (Series
            A), 3.40% CP (Regents of University of
            Michigan GTD), Mandatory Tender 5/14/1998     P-1/NR  $ 3,000,000
            -------------------------------------------
  2,000,000 Regents of University of Michigan, (Series A), 3.40% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 6/10/1998     P-1/NR    2,000,000
            -------------------------------------------
  2,000,000 Regents of University of Michigan, (Series A), 3.40% CP (Regents of
            University of
            Michigan GTD), Mandatory Tender 6/9/1998      P-1/NR    2,000,000
            -------------------------------------------
    265,000 Troy, MI City School District, GO UT Bonds,
            3.80% Bonds
            (Q-SBLF INS), 5/1/1998                        AA/Aa2      265,000
            -------------------------------------------           -----------
            Total Michigan                                         90,375,145
            -------------------------------------------           -----------
            TOTAL SHORT-TERM MUNICIPALS                            95,375,145
            -------------------------------------------           -----------
 MUTUAL FUND SHARES--2.5%
-----------------------------------------------------------------------------
  2,564,000 Nuveen Tax Exempt Money Market Fund (AT NET
            ASSET VALUE)                                            2,564,000
            -------------------------------------------           -----------
            TOTAL INVESTMENTS (AT AMORTIZED COST) (B)             $97,939,145
            -------------------------------------------           -----------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At April 30, 1998, 16.1% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($102,769,725) at April 30, 1998.



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------
The following acronyms are used throughout this portfolio:

CP--Commercial Paper                      LOC--Letter of Credit
EDC--Economic Development Commission      LT--Limited Tax
EDR--Economic Development Revenue         PCR--Pollution Control Revenue
EDRB--Economic Development Revenue Bonds  Q-SBLF--Qualified State Bond Loan
GO--General Obligation                    Fund
GTD--Guaranty                             SA--Support Agreement
IDB--Industrial Development Bond          TOBs--Tender Option Bonds
INS--Insured                              TRANs--Tax and Revenue Anticipation
LLC--Limited Liability Corporation        Notes

                                          UT--Unlimited Tax
(See Notes which are an integral part of the Financial Statements)
                                          VRDNs--Variable Rate Demand Notes


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Total investments in securities, at
amortized cost and value              $ 97,939,145
-------------------------------------
Cash                                           203
-------------------------------------
Income receivable                          886,007
-------------------------------------
Receivable for investments sold          4,014,400
-------------------------------------
Receivable for shares sold                  54,558
------------------------------------- ------------
  Total assets                         102,894,313
-------------------------------------
LIABILITIES:
----------------------------
Payable for shares redeemed  $ 54,672
----------------------------
Income distribution payable    50,232
----------------------------
Accrued expenses               19,684
---------------------------- --------
  Total liabilities                        124,588
------------------------------------- ------------
NET ASSETS for 102,769,725 shares
outstanding                           $102,769,725
------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------
$102,769,725 / 102,769,725 shares
outstanding                                  $1.00
------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $3,448,607
-------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 375,284
--------------------------------------------------------
Administrative personnel and services fee                    99,977
--------------------------------------------------------
Custodian fees                                               13,501
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     25,463
--------------------------------------------------------
Directors'/Trustees' fees                                     4,500
--------------------------------------------------------
Auditing fees                                                14,500
--------------------------------------------------------
Legal fees                                                    5,000
--------------------------------------------------------
Portfolio accounting fees                                    35,523
--------------------------------------------------------
Share registration costs                                     15,658
--------------------------------------------------------
Printing and postage                                          9,369
--------------------------------------------------------
Insurance premiums                                            3,250
--------------------------------------------------------
Miscellaneous                                                 3,186
--------------------------------------------------------  ---------
  Total expenses                                            605,211
--------------------------------------------------------
Waivers--
--------------------------------------------------------
 Waiver of investment advisory fee                         (146,672)
--------------------------------------------------------  ---------
  Net expenses                                                          458,539
-------------------------------------------------------------------  ----------
    Net investment income                                            $2,990,068
-------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              YEAR ENDED      YEAR ENDED
                                            APRIL 30, 1998  APRIL 30, 1997
------------------------------------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $   2,990,068   $   2,524,176
------------------------------------------- -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income       (2,990,068)     (2,524,176)
------------------------------------------- -------------   -------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  746,963,146     594,439,241
-------------------------------------------
Net asset value of shares issued to
shareholders
in payment of distributions declared            2,382,308       2,021,101
-------------------------------------------
Cost of shares redeemed                      (730,595,042)   (587,153,264)
------------------------------------------- -------------   -------------
  Change in net assets resulting from share
   transactions                                18,750,412       9,307,078
------------------------------------------- -------------   -------------
    Change in net assets                       18,750,412       9,307,078
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                            84,019,313      74,712,235
------------------------------------------- -------------   -------------
End of period                               $ 102,769,725   $  84,019,313
------------------------------------------- -------------   -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED APRIL 30,
                                   --------------------------------------------
                                    1998      1997     1996     1995     1994
---------------------------------- --------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
 Net investment income                 0.03     0.03     0.03     0.03     0.02
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
 Distributions from net investment
  income                              (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
---------------------------------- --------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
---------------------------------- --------  -------  -------  -------  -------
TOTAL RETURN (A)                       3.24%    3.04%    3.24%    2.81%    1.98%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
 Expenses                              0.49%    0.48%    0.53%    0.59%    0.50%
----------------------------------
 Net investment income                 3.19%    3.01%    3.18%    2.80%    1.96%
----------------------------------
 Expense waiver (b)                    0.16%    0.20%    0.20%    0.21%    0.22%
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
 Net assets, end of period (000
  omitted)                         $102,770  $84,019  $74,712  $66,856  $55,013
----------------------------------

(a) Based on net asset value.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998
-------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

               PORTFOLIO NAME                        INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
                                              To provide current income
  Independence One Prime Money Market Fund consistent with ("Prime Money Market
  Fund") stability of principal.
-------------------------------------------------------------------------------
                                              To provide current income
  Independence One U.S. Treasury Money Market consistent with
  Fund ("U.S. Treasury Money Market Fund")    stability of principal.
-------------------------------------------------------------------------------
  Independence One Michigan Municipal Cash    To provide stability of income
  Fund ("Michigan Municipal Cash Fund")       and current
                                              income exempt from federal regular
                                              income tax and Michigan state
                                              income tax consistent with
                                              stability of principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Funds use the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3)SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund aggregated $471,245,069, $320,568,343, and $102,769,725, respectively.
Transactions in shares were as follows:

                                                     PRIME MONEY MARKET FUND
                                                  ------------------------------
                                                      YEAR ENDED APRIL 30,
                                                  ------------------------------
CLASS A SHARES                                         1998            1997
------------------------------------------------  --------------  --------------
Shares sold                                        2,741,778,522   2,380,466,586
------------------------------------------------
Shares issued to shareholders in payment of dis-
tributions declared                                   10,455,588       8,476,115
------------------------------------------------
Shares redeemed                                   (2,700,548,575) (2,362,097,479)
------------------------------------------------  --------------  --------------
  Net change resulting from Class A Share trans-
  actions                                             51,685,535      26,845,222
------------------------------------------------  --------------  --------------


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------

                                                  PRIME MONEY MARKET FUND
                                                ------------------------------
                                                    YEAR ENDED APRIL 30,
                                                ------------------------------
CLASS B SHARES                                       1998            1997
----------------------------------------------  --------------  --------------
Shares sold                                        385,822,201     322,759,750
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               3,385,679       1,997,418
----------------------------------------------
Shares redeemed                                   (378,652,322)   (339,369,069)
----------------------------------------------  --------------  --------------
  Net change resulting from Class B Share           10,555,558     (14,611,901)
transactions                                    --------------  --------------
----------------------------------------------
    Net change resulting from share                 62,241,093      12,233,321
transactions                                    --------------  --------------
----------------------------------------------

                                                     U.S. TREASURY MONEY
                                                         MARKET FUND
                                                ------------------------------
                                                    YEAR ENDED APRIL 30,
                                                ------------------------------
                                                     1998            1997
----------------------------------------------  --------------  --------------
Shares sold                                      2,653,184,433   2,388,962,959
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               7,978,732       8,194,683
----------------------------------------------
Shares redeemed                                 (2,585,884,188) (2,449,101,104)
----------------------------------------------  --------------  --------------
  Net change resulting from share transactions      75,278,977     (51,943,462)
----------------------------------------------  --------------  --------------

                                                     MICHIGAN MUNICIPAL
                                                          CASH FUND
                                                ------------------------------
                                                    YEAR ENDED APRIL 30,
                                                ------------------------------
                                                     1998            1997
----------------------------------------------  --------------  --------------
Shares sold                                        746,963,146     594,439,241
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               2,382,308       2,021,101
----------------------------------------------
Shares redeemed                                   (730,595,042)   (587,153,264)
----------------------------------------------  --------------  --------------
  Net change resulting from share transactions      18,750,412       9,307,078
----------------------------------------------  --------------  --------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") earns for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of


INDEPENDENCE ONE MUTUAL FUNDS
-------------------------------------------------------------------------------
  average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 29.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.8% of total investments.

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(7) SUBSEQUENT EVENT

Subsequent to the year ended April 30, 1998, the Trust added Independence One Small Cap Fund and Independence One International Equity Fund, which will become effective June 16, 1998.


REPORT OF KPMG PEAT MARWICK LLP,
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, for the Independence One Mutual Funds listed below, as of April 30, 1998, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods listed below:

  INDEPENDENCE ONE PRIME MONEY MARKET FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.

  INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.

  INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND--statement of operations for the year ended April 30, 1998, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund as of April 30, 1998, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.

                                                          KPMG PEAT MARWICK LLP

Pittsburgh, Pennsylvania
June 12, 1998


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales

                                       President and Treasurer
Harold Berry                          Jeffrey W. Sterling

                                       Vice President and Assistant Treasurer
Nathan Forbes

                                      Jay S. Neuman
Harry J. Nederlander                   Secretary

                                      Timothy S. Johnson
Thomas S. Wilson                       Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
One Mellon Bank Center
Pittsburgh, Pennsylvania 15219


Cusip 453777708
Cusip 453777203       [RECYCLED
Cusip 453777302         PAPER
Cusip 453777401         LOGO]
G01200-01 (6/98)

INDEPENDENCE ONE(R)
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

                                                          Independence One Prime
                                Money Market Fund
                                                  Independence One U.S. Treasury
                                Money Market Fund
                                                       Independence One Michigan
                               Municipal Cash Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[LOGO OF MICHIGAN NATIONAL BANK]
Investment Adviser




                                    APPENDIX


A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of Independence One U.S. Government Securities Fund (the "Fund") are represented by a solid line and the Lehman Brothers Government Bond Index (the "LBGBI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the LBGBI. The "x" axis reflects computation periods from 1/11/93 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the LBGBI. The ending values were $14,105 and $14,529, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund shares' Average Annual Total Return for the one- and five-year periods ended 4/30/98 and from the start of performance of the Fund's shares (1/11/93) to 4/30/98. The total returns were 10.37%, 6.16% and 6.70%, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of Independence One Fixed Income Fund (the "Fund") are represented by a solid line and the Lehman Brothers Intermediate Government/Corporate Bond Index (the "LBGCBI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the LBGCBI. The "x" axis reflects computation periods from 10/23/95 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the LBGCBI. The ending values were $11,617 and $11,726, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund shares' Average Annual Total Returns for the one-year period ended 4/30/98 and from the start of performance of the Fund's shares (10/23/95) to 4/30/98. The total returns were 8.56% and 6.12%, respectively.

C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of Independence One Michigan Municipal Bond Fund (the "Fund") are represented by a solid line and the Lehman Brothers 7-Year General Obligations Bond Index (the "LB7YGOBI") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the LB7YGOBI. The "x" axis reflects computation periods from 11/20/95 to 4/30/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the LB7YGOBI. The ending values were $11,370 and $11,375, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund shares' Average Annual Total Returns for the one-year period ended 4/30/98 and from the start of performance of the Fund's shares (11/20/95) to 4/30/98. The total returns were 7.38% and 5.39%, respectively.